Operating costs - Summary of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating costs
Personnel costs	€ (2,282)	€ (2,156)	€ (1,167)
Other operating expenses	(1,864)	(646)	(618)
Total sales and marketing expenses	€ (4,146)	€ (2,803)	€ (1,785)